Summary Of Significant Accounting Policies (Summary Of Available-For-Sale Securities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Jan. 01, 2011
Summary Of Significant Accounting Policies [Abstract]
Adjusted cost	$ 9,236	$ 9,116
Gross unrealized gains	29,649	24,988
Gross unrealized losses	(228)	(359)
Fair value	$ 38,657	$ 33,745